INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2021
INCOME TAXES
Schedule of Current and Deferred Components

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$

Current tax benefit	(4)	—	—
Deferred tax benefit	3,657	—	—

Income tax benefit	3,653	—	—